Goodwill - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Jun. 30, 2018	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	May 31, 2018
Goodwill [Line Items]
Loss on goodwill impairment				$ 563,549	$ 0	$ 0
Reporting unit reallocated from segment				0
MONI
Goodwill [Line Items]
Loss on goodwill impairment			$ 214,400	214,400
Reporting unit reallocated from segment	$ 313,102			313,102
LiveWatch
Goodwill [Line Items]
Loss on goodwill impairment				0
Reporting unit reallocated from segment	$ 36,047			36,047
Brinks Home Security
Goodwill [Line Items]
Loss on goodwill impairment		$ 349,149		349,149
Reporting unit reallocated from segment				$ (349,149)
Valuation, Income Approach | Measurement Input, Discount Rate | MONI
Goodwill [Line Items]
Percentage of fair value in excess of carrying amount							8.50%
Valuation, Income Approach | Measurement Input, Discount Rate | LiveWatch
Goodwill [Line Items]
Percentage of fair value in excess of carrying amount							8.50%
Valuation, Income Approach | Measurement Input, Discount Rate | Brinks Home Security
Goodwill [Line Items]
Percentage of fair value in excess of carrying amount		8.50%		8.50%